Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Prior to December 31, 2025, Holdco prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). Holdco has retrospectively converted its consolidated financial statements from IFRS to U.S. GAAP.

The consolidated financial statements include the accounts of Holdco and its wholly owned subsidiary. All intercompany transactions and balances have been eliminated in the consolidation.

Emerging Growth Company

Holdco is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Holdco has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Holdco, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of Holdco’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Holdco will remain an emerging growth company until the earliest of (i) the last day of the fiscal year during which Holdco has total annual gross revenues of at least $1.235 billion; (ii) the last day of the Holdco’s fiscal year following the fifth anniversary of the completion of our public offering; (iii) the date on which Holdco has during the preceding three-year period, issued more than $1.0 billion in non-convertible debt; or (iv) the date on which Holdco is deemed to be a “large accelerated filer” under the Securities Exchange Act of 1934, as amended, or the Exchange Act, which would occur if the market value of our Ordinary Shares that are held by non-affiliates exceeds $700 million as of the last business day of our most recently completed second fiscal quarter. Once the Holdco ceases to be an emerging growth company, Holdco will not be entitled to the exemptions provided in the JOBS Act discussed above.

Use of Estimates

Consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the amounts and disclosures reported in the consolidated financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Management evaluates its estimates, assumptions, and judgments on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Commitments and Contingencies

From time to time, Holdco could be involved in legal matters relating to claims arising in the ordinary course of business. There are currently no such matters pending.

Pursuant to the Business Combination Agreement as defined below in Note 7, if the unpaid expenses of the SPAC (as defined below) exceeds $4.0 million, Holdco shall cause the SPAC’s sponsor to, on the closing date of the Business Combination, either (i) pay SPAC transaction expenses in excess of $4.0 million in cash at closing, or (ii) irrevocably forfeit and surrender to Holdco for no consideration a number of Holdco Ordinary Shares equal to the quotient of (x) the amount of the SPAC transaction expenses in excess of $4.0 million divided by (y) $10.00. In the event of such forfeiture of Holdco Ordinary Share, Holdco shall pay the SPAC transaction expenses in excess of $4.0 million in an amount equal to such forfeited shares multiplied by $10.00. At the closing of the Business Combination, Holdco did not pay any SPAC transaction costs in excess of $4.0 million.

Further in connection with the Business Combination, CoinShares International Limited engaged a financial advisor for services whereby upon the successful closing of a business combination, the financial advisor would be paid a success fee of 2% of the equity value of the transaction. At the closing of the Business Combination, CoinShares International Limited paid the financial advisor an amount of $24.0 million.

Cash

Cash consists of cash on deposit with a financial institution.

Prepaids

Prepaid expenses represent a retainer for a single service provider.

Accounts payable

Accounts payable consist of amounts due to vendors and service providers for goods and services received in the ordinary course of business. Accounts payable are recognized when the obligation to pay arises, typically upon receipt of goods or services. As of December 31, 2025, the accounts payable represent amounts due to two service providers.

Accrued expenses

Accrued expenses represent an accrual for services performed by a service provider.

Fair Value of Financial Instruments

The fair value of the Holdco’s cash, accounts payable, and due to related party, which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the consolidated balance sheet, primarily due to their short-term nature.

Foreign Currency Translation

Holdco’s subsidiary has functional currency in the United States Dollar; therefore, there is no translation.

Foreign Currency Transactions

Foreign currency transactions are translated into United States dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at reporting date exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in net loss.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of ordinary shares outstanding during the period. There are no dilutive securities or other contracts outstanding that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of Holdco.

Income Taxes

Holdco complies with the accounting and reporting requirements of ASC 740, Income Taxes (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Holdco is domiciled in Jersey, Channel Islands, which is generally subject to a 0% corporate tax rate. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2025. Holdco recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the period from August 29, 2025 (Inception) to December 31, 2025. Holdco is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. Holdco has been subject to income tax examinations by major taxing authorities since inception. There was no tax provision for the period from August 29, 2025 (Inception) to December 31, 2025.

Recent Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires a company to expand its existing income tax disclosures, specifically related to the rate reconciliation and income taxes paid. As an EGC, Holdco has elected to adopt the standard based on the effective date applicable to non-public business entities. Accordingly, the standard is effective for Holdco for annual periods beginning after December 15, 2025, with early adoption permitted. The new standard is expected to be applied prospectively, but retrospective application is permitted. Holdco is currently evaluating the effect of this new guidance.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in the require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included on the face of the income statement. This guidance is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. Holdco is currently evaluating the effect of this new guidance.

Coinshares International Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2. Significant Accounting Policies

The significant accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

These consolidated financial statements have been prepared in accordance with U.S. GAAP as discussed above. Prior to December 31, 2025, the Company prepared its financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS as issued by the IASB”). The Company has retrospectively presented its financial statements herein in accordance with U.S. GAAP for all periods presented.

As of January 1, 2025, the Company changed its functional and reporting currency from Great British Pound (“GBP”) to United States Dollar (“USD”). This change has been made to reflect the fact that the Company’s operations have become increasingly US-focused in recent years. The Company retrospectively changed the reporting for 2023 and 2024 financial information from GBP to USD.

Basis of consolidation

The accompanying consolidated financial statements include the results of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company evaluates the entities and other investment vehicles for potential consolidation first under the variable interest entity model (“VIE”) and then under the voting interest model (“VOE”) in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation. The Company has a controlling financial interest in a VIE when the Company has a variable interest that provides it with (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The usual condition for a controlling financial interest in a VOE is ownership of a majority voting interest. If the Company has a majority voting interest in a VOE, the entity is consolidated. The Company reassesses its evaluation of whether an entity is a VIE or VOE when certain reconsideration events occur.

Use of Estimates

Preparation of the Company’s consolidated financial statements requires management to make judgments, estimates, and assumptions in applying accounting policies to determine the reported amounts of assets, liabilities, income, and expenses. Such management estimates and assumptions include, but are not limited to, the valuation of digital assets, and digital asset exchange-traded products (“ETPs”), the valuation of certificate liabilities, and share-based payments. The estimates and associated assumptions are based on historical experience and various factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ significantly from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis.

Foreign currency transactions

Foreign currency transactions are translated into the functional currency of the relevant Company entity using the exchange rates prevailing at the dates of the transactions.

At each reporting date, monetary assets and liabilities denominated in a foreign currency are translated into the functional currency of the relevant Company entity at the closing exchange rate. Non-monetary assets and liabilities denominated in a foreign currency, and measured at historical cost, are initially translated into the functional currency of the relevant Company entity at the date of the transaction and are not subsequently re-translated. Non-monetary assets and liabilities denominated in a foreign currency, and measured at fair value, are measured using the exchange rate at each date the fair value is determined.

Exchange gains and losses are recognized in earnings. For the years ended December 31, 2025, 2024, and 2023, the Company recognized net unrealized transaction gains of $11.5 million, $6.9 million, and $3.2 million, respectively, which is recorded in other operating gains/(losses) in the Company’s consolidated statements of operations and comprehensive income, and net realized transaction gains/(losses) of $1.1 million, $(0.3) million, and $0.1 million, respectively, which is recorded in other general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income.

Foreign currency translation

Assets and liabilities of subsidiaries whose functional currency is not the U.S. dollar are translated into the reporting currency of U.S. dollars using the exchange rates in effect on the consolidated balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the year, which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in accumulated other comprehensive income in the accompanying consolidated statements of changes in shareholders’ equity. The Company’s subsidiaries have functional currencies in the United States Dollar, Great British Pound, Swedish Krona, Hong Kong Dollar, and the Euro. On the disposal of an overseas subsidiary, all of the exchange differences accumulated in a foreign currency translation reserve in respect of that subsidiary attributable to the owners of the Group are reclassified to profit or loss.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, amounts due from brokers, and amounts due from exchanges. Cash on hand includes demand deposits and other balances held with banks that are repayable on demand that are not restricted as to withdrawal or use with an initial maturity of three months or less. Amounts due from brokers represent cash receivables and margin balances arising from the Company’s ongoing trading activities with brokerage firms. Amounts due from exchanges represent cash receivables arising from digital asset transactions conducted on recognized exchanges. Amounts due from brokers and amounts due from exchanges represent cash held by/payable to brokers and exchanges and are classified as cash and cash equivalents as they have a maturity of three months or less from inception.

The Company’s cash and cash equivalents are primarily placed with financial institutions which are of high credit quality. Although the Company has corporate deposit balances with financial institutions, the Company has not experienced losses on these accounts and does not believe it is exposed to any significant credit risk with respect to these accounts.

Digital assets - held for operations and digital asset ETPs

The Company accounts for digital assets that are within the scope of ASC 350-60, Intangibles - Goodwill and Other - Crypto Assets as intangible assets at fair value. The fair value for each underlying digital asset is determined by which of the eligible digital asset exchanges is the Company’s principal market. Realized gains and losses are calculated using the weighted average cost method and included in (loss)/gain on digital assets and digital asset ETPs on the consolidated statements of operations and comprehensive income. Changes in net unrealized gains or losses for these digital assets are included in (loss)/gain on digital assets and digital asset ETPs on the consolidated statements of operations and comprehensive income.

The Company’s methodology for valuing digital assets is as follows:

●

Digital assets which are freely tradable and for which there is an active market are valued using unadjusted quoted prices, taken from active markets, based on the principal market identified by the Company. As such, these digital assets are classified as Level 1;

●

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an asset’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and it considers factors specific to the asset;

●	Changes in the fair value of digital assets are recognized in earnings; and

●	Digital assets are derecognized when the Company has transferred substantially all the risks and rewards of ownership on disposal.

The Company holds digital assets for different purposes, namely (i) to collateralize the exchange traded products issued by its wholly owned subsidiary CoinShares Digital Securities Limited (“CSDSL”), (ii) to collateralize the liability arising from the issuance of exchange traded products by its wholly owned subsidiary CoinShares XBT Provider AB (publ) (” CoinShares XBT Provider”), and (iii) as actively managed treasury holdings on which gains are sought. These terms are used descriptively and do not imply collateralization in the legal sense of secured borrowing arrangements.

Within CSDSL, digital assets are held in order to collateralize a number of exchange-traded products. As such, the assets and related liabilities for these exchange-trade products are valued and re-measured in the same manner, using the Company’s valuation methodology discussed above.

All digital asset holdings within CoinShares Capital Markets (Jersey) Limited (“CSCM”) and held by other Company entities are valued based on an unadjusted price determined by the principal market identified by the Company.

CSCM also holds perpetual and futures contracts, which are considered derivative contracts in accordance with ASC 815, Derivatives and Hedging. The contracts reference and are settled in digital assets. Depending on the position, the derivative assets are recorded as assets within digital asset receivables or as liabilities within digital asset payables on the consolidated balance sheets. The gains or losses arising from these contracts are presented within other operating / (gains/losses. Since the perpetual and futures are settled in digital assets, the gain/loss is remeasured using the unadjusted quoted price within the principal market identified by the Company. These contracts are held for the same purpose as the majority of the Company’s digital assets, which is to serve as an economic hedge for the Company’s liability to certificate holders of the products issued by CoinShares XBT Provider.

The Company also holds stablecoins as part of its operations. Stablecoins are digital assets designed to have a relatively stable price that aligns with the price of an underlying asset, most commonly a fiat currency, such as USD, or an exchange-traded commodity. The Company primarily holds stablecoins that provide the Company with a contractual right to USD. Stablecoins that meet the definition of a financial asset due to being contractually redeemable for fiat currency on demand are classified as receivables within the Company’s consolidated balance sheets. As of December 31, 2025 and 2024, the Company held stablecoins in the amount of $8.2 million and $5.1 million, respectively, which are included within digital asset receivables on the consolidated balance sheets. Stablecoins that do not meet the definition of a financial asset due to not being contractually redeemable for a fiat currency on demand are accounted for as Digital Assets. Such stablecoins meet the scope requirement of ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets and are digital assets measured at fair value. Changes in the fair value of stablecoins that are measured at fair value are recorded in (loss)/gain on digital assets and digital asset ETPs in the Company’s consolidated statements of operations and comprehensive income.

Additionally, the Company purchases third-party issued digital asset ETPs as part of the economic hedge arising from the issuance of the Company’s XBT Certificate Liabilities. These instruments provide exposure to the performance of the referenced digital assets represented by the note and are traded on active markets with a fiat-denominated quoted price. The quoted prices are adjusted for significant events related to the underlying digital asset that occur outside of trading hours of the ETPs. Accordingly, the fair value of the digital asset ETPs are classified as Level 2. The digital asset ETPs are accounted for as financial instruments, rather than as digital assets. The Digital Asset ETPs are measured at fair value, with changes in fair value recognized within (loss)/gain on digital assets and digital asset ETPs on the consolidated statements of operations and comprehensive income.

Digital assets - held for treasury

The digital assets – held for treasury represent digital assets that the Company holds for long-term strategic exposure to certain digital assets, including Bitcoin, Ethereum, and Solana. The Company does not engage in regular trading of these assets. While the digital assets – held for treasury are segregated in designated wallets from digital assets - held for operations, there are no restrictions on the transferability, sale, or use of them.

The digital assets – held for treasury are accounted for as intangible assets within the scope of ASC 350-60, Intangibles - Goodwill and Other - Crypto Assets, and are initially measured at cost and subsequently remeasured at fair value at the end of each reporting period, with changes in fair value recognized in (loss)/gain on treasury digital assets in the consolidated statements of operations and comprehensive income. Realized gains and losses on disposition are recognized using the weighted average cost method. Fair value is measured using quoted digital asset prices within the Company’s principal market at the time of measurement. Accordingly, these digital assets are classified as Level 1 within the fair value hierarchy, unless they are subject to lock-up and not freely tradeable, in which case they are valued using quoted prices discounted for a lack of liquidity. As such, these assets have been classified as Level 2 in the fair value hierarchy. At the point when such digital assets become freely tradeable, they are reclassified as Level 1 in the fair value hierarchy and accounted for in line with other digital assets.

Trade receivables

Trade receivables are recognized net of allowances for credit losses as an asset in the consolidated balance sheets.

For trade receivables, expected credit losses are measured by applying a simplified method using a provision matrix. The expected loss rate comprises the risk of a default occurring and the expected cash flows on a default based on the aging of the debtor. The risk of a default occurring always takes into consideration all possible default events over the expected life of those debtors. Different provision rates and periods are used based on groupings of historic credit loss experience by product type, customer type, and location. As of December 31, 2025 and 2024, there was no allowance for credit losses on trade receivables.

Digital asset receivables

The Company lends digital assets to counterparties under open term loans that are due on demand. The digital asset loan receivables are repayable at the option of the Company, and the borrower may repay at any time, without penalty or premium. While the loan is outstanding, the borrower has the right and the ability to use the digital assets at its sole discretion, including the ability to sell or pledge the borrowed digital assets to third parties. At the conclusion of a loan, the borrower is generally required to return the same type and quantity of digital assets.

Upon the funding of digital asset loans, the Company evaluates whether it can derecognize the loaned digital assets. Digital intangible assets are derecognized upon loan origination, and a digital asset receivable is recognized in the Company’s consolidated balance sheets. Digital asset receivables are measured at the fair value of the digital financial assets or digital intangible assets to be received upon settlement. The initial and subsequent gain / loss resulting from the changes in value of the underlying digital assets are recognized in (loss)/gain on digital assets and digital asset ETPs in the Company’s consolidated statements of operations and comprehensive income. The digital asset loan receivable balance is evaluated for possible credit losses using the framework outlined in ASC 326, Financial Instruments—Credit Losses. The allowance for credit losses on digital asset loan receivable under the current expected credit loss model reflects management’s estimate of credit losses over the remaining expected life of the loans and also considers forecasts of future economic conditions. Provision for credit losses is included in allowance for credit losses in the Company’s consolidated statements of operations and comprehensive income. The borrower may be required to provide cash or collateral to the Company for the digital assets that have been lent to the borrower. As of December 31, 2025 and 2024, the Company held no collateral related to digital asset loan receivables.

Under the terms of the Company’s lending arrangements, the borrower is required to pay the Company a fee which is calculated as an annualized percentage of the quantity of digital assets loaned. The fees for these lending arrangements are denominated in the related digital asset loaned. The fees are recognized as revenue in the Company’s consolidated statements of operations and comprehensive income. The borrower may also be required to pay the Company origination fees.

Digital asset receivables was made up of the following balances:

	As of December 31,
	2025	2024
Digital asset loans, net of allowance for expected credit losses of $760 and $1,902, respectively	$69,772	$197,300
Stablecoins	8,198	5,063
Digital asset perpetuals and futures – digital asset settled	30,124	2,129
Other	423	1,400
Total digital asset receivables	$108,517	$205,892

The digital asset loans are made to a small number of counterparties totaling $69.8 million and $197.3 million at December 31, 2025 and 2024, respectively.

Concentration of credit risk

The Company’s cash and cash equivalents, trade receivables, and stablecoin receivables are potentially subject to concentration of credit risk. Cash and cash equivalents are placed with financial institutions which are of high credit quality.

Business combinations

The Company accounts for business combinations using the acquisition method. The purchase price of each business acquired is allocated to the tangible and intangible assets acquired and liabilities assumed, based on their estimated fair values on the date of acquisition. The excess of the purchase price over the fair values of these identifiable assets and liabilities assumed is recorded as goodwill. When cash consideration is transferred prior to obtaining control of a business, the Company recognizes the consideration transferred as a prepaid asset or deposit. The Company derecognizes the prepaid asset or deposit and applies the acquisition method when it obtains control of the business.

The Company uses its best estimates and assumptions to assign fair value to the tangible and intangible assets acquired, and liabilities assumed at the acquisition date. Assumptions used to estimate the fair value of the intangible assets include, but are not limited to, revenue growth rates, technology migration curves, customer attrition rates and discount rates. These estimates are inherently uncertain and unpredictable, and, as a result, actual results may differ from estimates.

Additional information, which existed as of the acquisition date but unknown to the Company at that time, may become known during the remainder of the measurement period. During the measurement period, which may not be later than one year from the acquisition date, the Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive income. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The results of operations of businesses acquired are included in the consolidated financial statements from their dates of acquisition. See Note 18.

Impairment of goodwill

The Company performs impairment tests on goodwill with indefinite useful economic lives that are not amortized at least annually on October 1, or more frequently if events or changes in circumstances indicate that the asset may not be recoverable. The Company performs its annual impairment review of goodwill at the reporting unit level. A reporting unit is an operating segment or a component of an operating segment provided that the component constitutes a business for which discrete financial information is available and management regularly reviews the operating results of that component. In assessing goodwill for impairment, management first assesses qualitative factors to determine whether it is necessary to perform the quantitative impairment test. In the qualitative assessment, management may consider factors such as economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Based on the results of the qualitative assessment, the Company may determine that a quantitative impairment test is not required. The Company may also elect to bypass the qualitative assessment for one or more reporting units and perform a quantitative impairment test directly.

If management concludes that it is more likely than not that the recorded goodwill amounts have been impaired, management would perform the quantitative impairment test. An impairment loss is recognized in earnings if the estimated fair value of a reporting unit is less than the carrying amount of the reporting unit.

On the first day of the fourth quarter in 2025, management carried out the qualitative review on all reporting units with a goodwill balance. No indicators of impairment were identified in these reporting units; therefore, the Company concluded its review at this point and was not required to perform a quantitative review.

Impairment of other intangible assets, net

The Company performs impairment tests on other intangible assets with indefinite useful economic lives that are not amortized at least annually on October 1, or more frequently if events or changes in circumstances indicate that the asset may not be recoverable. In assessing indefinite lived intangible assets for impairment, management first assesses qualitative factors to determine whether it is necessary to perform the quantitative impairment test. In the qualitative assessment, management may consider factors such as economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Based on the results of the qualitative assessment, the Company may determine that a quantitative impairment test is not required. The Company may also elect to bypass the qualitative assessment and perform a quantitative impairment test directly.

If management concludes that it is more likely than not that the recorded intangible assets amounts have been impaired, management would perform the quantitative impairment test. An impairment loss is recognized in earnings if the estimated fair value of an indefinite lived intangible asset is less than the carrying amount of the or intangible asset.

Additionally, the Company performs a review of finite-lived intangible assets for impairment whenever an event occurs, or circumstances change that indicate that the carrying amount of such assets may not be fully recoverable. Such events include material adverse changes in projected revenues or expenses, significant underperformance relative to historical or projected operating results, or significant negative industry or economic trends. Recoverability is determined based on an estimate of undiscounted future cash flows resulting from the use of an asset and its eventual disposition. If an asset is not recoverable, an impairment loss is measured by comparing the fair value of the asset, which is determined through the income approach, the market approach, or another appropriate method based on the circumstances, to its carrying value. If the Company determines the fair value of an asset is less than the carrying value, the excess of the carrying value over the estimated fair value is recognized as an impairment loss in the consolidated statements of operations and comprehensive income.

The estimated useful life and amortization method are reviewed at the end of each year, with the effect of any changes in estimate being accounted for on a prospective basis. Subsequent expenditures on the maintenance of these assets are expensed as incurred.

Amortization is provided on the following basis:

Fee generating contracts (annuity method)	10 years
Software	3-5 years

Investments

Investments in listed equity securities and other investments are held at fair value through profit and loss, except those investments that do not have a readily determinable fair value under the measurement alternative prescribed in ASC 321, Investments - Equity Securities (“ASC 321”). Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed at the end of each reporting period). If management identifies observable price changes in orderly transactions for the identical or a similar investment of the same issuer, it shall measure the equity security at fair value as of the date that the observable transaction occurred.

Fair value measurement

The Company applies ASC 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

The carrying amounts reflected in the consolidated balance sheets for cash and cash equivalents, trade receivables, prepaids and other current assets, trade and other payables, and amounts due to brokers approximate fair value due to their short-term nature.

The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

The Company performs monthly valuations of the Company’s assets that are classified as Level 1 and 2 within the fair value hierarchy, utilizing market data and observable inputs. The Company performs quarterly valuations of the Company’s investments that are classified as Level 3, within the fair value hierarchy, utilizing a range of observable and unobservable inputs.

The main Level 3 inputs used by the Company are derived and evaluated as follows:

●	price of recent investment;

●	earnings multiples, estimated based on market information for similar types of companies;

●	AUM multiples, estimated based on market information for similar types of companies; and

●	percentage ownership of net asset value of the investee company.

Fair value policies and disclosures on specific balances are included in Note 11.

XBT Certificate Liabilities

XBT Certificate Liabilities are classified as financial liabilities as these liabilities are settled in cash. Thus, the Company irrevocably elects the fair value option under ASC 825, Financial Instruments to initially recognize these liabilities at fair value, which is normally equivalent to the transaction price less transaction costs. Subsequently, these liabilities are remeasured at fair value within gain/(loss) on certificate liabilities on the accompanying consolidated statements of operations and comprehensive income. Their fair value is calculated with reference to the market prices of the certificates and adjusted based on the price of the underlying digital asset of the certificate. As digital asset markets operate continuously, without a traditional market close, the Company established an accounting convention for the cut-off of the adjustment price of the underlying digital asset of the certificate on the reporting date as 11:59:59 GMT.

These liabilities (or part thereof) are derecognized when, and only when, the Company’s obligations are discharged, cancelled, or they expire. Any difference between the carrying amount of a financial liability (or part thereof) that is derecognized, and the consideration paid is recognized in profit and loss.

Realized and unrealized gains for XBT Certificate Liabilities are recorded in gain/(loss) on certificate liabilities in the Company’s consolidated statements of operations and comprehensive income. Refer to Note 8 for more information.

CoinShares Physical Certificate Liabilities and XBT CoinShares Physical Certificate Liabilities

Although the CoinShares Physical Certificate Liabilities and XBT CoinShares Physical Certificate Liabilities (collectively, the “Physical Certificate Liabilities”) can, under certain circumstances, be settled in cash, these liabilities are almost always settled in digital assets and do not therefore meet the definition of a financial liability, as they represent the Company’s obligation to deliver the underlying crypto asset to the holder of the Physical Certificates.

The obligation to deliver the underlying crypto assets is accounted for as a hybrid instrument, with a liability host that contains an embedded put feature linked to the change in the price of the underlying digital asset. The embedded feature is bifurcated from the host because it is not clearly and closely related and otherwise qualifies as a derivative. All of the initial value of the hybrid instrument is allocated to the embedded feature because of the underlying economics of the certificates, which is to provide the certificate liability holder to exposure to the variability in digital asset price changes.

As digital asset markets operate continuously, without a traditional market close, the Company established an accounting convention for the cut-off of the adjustment price of the underlying digital asset of the certificate on the reporting date as 11:59:59 GMT. The embedded features are recorded within CS Physical Certificate Liabilities and XBT CS Physical Certificate Liabilities on the consolidated balance sheets and the changes in fair value are recognized in gain/(loss) on certificate liabilities within the consolidated statements of operations and comprehensive income.

Refer to Note 8 for additional details.

Digital asset payables

Digital asset payables primarily consist of 1) the value of 10,000,000 certificates in CoinShares Physical Staked Solana which are held by the Company on behalf of a third party who contributed 1,000,000 Solana of seed capital to the product, of which an equivalent amount is held as collateral within CSDSL and 2) the sterling equivalent value of Over-the-Counter (“OTC”) liabilities in the course of settlement at the balance sheet date, the balance of which is collateralized by digital assets held. These amounts will be settled entirely in digital assets.

As the digital asset payables represent an obligation for the Company to deliver digital assets, the Company accounts for digital asset payables in the same manner as a hybrid instrument, with a liability host that contains an embedded derivative based on the changes in fair value of the underlying crypto asset similar to the accounting for CoinShares Physical Certificate Liabilities and XBT CoinShares Physical Certificate Liabilities.

As of December 31, 2025 and 2024, the Solana seed balance was $155.1 million and $224.2 million, respectively.

Management fees and other revenue

Management Fees

The Company earns management fees by issuing ETPs, which synthetically track the performance of digital assets under various Note Programs. The ETPs issued by the Company are backed by digital asset exposure either through digital asset holdings or financial instruments that reference digital assets on a non-leveraged basis.

The Company earns management fees, which may vary depending on the relevant Note Program, based on the market value of the ETP. Such management fees are recognized as revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”), as they arise from the Company’s ordinary activities of managing ETPs. Management has assessed the criteria under ASC 606 as follows:

●

The contractual arrangements with ETP (CoinShares Physical and CoinShares XBT Provider) investors establish enforceable rights and obligations, under which the Company provides ongoing services in exchange for consideration. Due to the open-ended nature of the products and the investor’s ability to redeem at any time, the term of the contract is effectively daily.

●	The services include the provision of continuous management and administration of the ETPs (single performance obligation). This represents a performance obligation satisfied over time, as investors simultaneously receive and consume the benefits of these services.

●	The transaction price is based on a contractually agreed management fee, calculated as a function of the market price of the underlying asset referenced by the ETPs. A substantial portion of the transaction price is non-cash consideration in the case of CoinShares Physical products. Consistent with ASC 606, this non-cash consideration is measured at fair value on the date the asset management services are performed.

The CoinShares XBT Provider note Program management fee revenue is recognized on a daily basis, denominated in fiat, by means of a reduction in the liability owing to the ETP holder. Due to the structure of the CoinShares XBT Provider ETPs, and the way in which the Company elects to collateralize the liability arising from the issuance of these ETPs, the revenue remains held as part of the overall collateral asset balance until such a time that the notes are redeemed, at which point the cash is realized. There is no digital asset exposure risk attached to the revenue that remains held within the collateral assets between recognition and redemption, as the revenue is fixed in fiat terms and therefore the digital asset price at the time of redemption dictates the quantum of assets to be liquidated.

The CSDSL Physical ETP Program management fee revenue is recognized on a daily basis, denominated in digital assets, by means of a reduction in the coin entitlement owing to the ETP holder. For the staking products with no fee, revenue arising from staking is also denominated in digital assets, with a portion of such proceeds owing to noteholders through increasing the coin entitlement. These revenues are converted on a regular basis into fiat in order to mitigate the risk of digital asset price fluctuations impacting revenues arising from CSDSL. There is no digital asset exposure risk attached to the revenue that remains held within the collateralized assets between recognition and redemption.

Staking revenue

The Company participates in proof-of-stake validation activities by delegating its digital assets to third-party validators while retaining control of the staked tokens, which remain in the Company’s wallet at all times. Under ASC 606, the Company has concluded that the validator is the customer and principal in the arrangement with the blockchain protocol, as the validator controls the validation infrastructure and directs the provision of staking services. A contract is formed when the Company enters into a specific staking order with a validator, and each contract contains a single performance obligation to provide staking services. Consideration is variable and non-cash in nature, consisting of native-token staking rewards, and is fully constrained until the validator communicates the amount of the reward granted by the protocol. The Company recognizes staking revenue when the reward is earned and available, measured at the fair value of the tokens on that date, with subsequent changes in token price reflected in the measurement of the digital assets held rather than in staking revenue.

Lending book interest

Lending book interest comprises interest income arising from the Company’s digital asset lending activities. Interest from digital-asset lending is recognized in accordance with U.S. GAAP applicable to lending arrangements. When the lending arrangement gives rise to a financial asset, interest income is recognized using the effective interest method under ASC 310, Receivables and ASC 835-30, Interest - Imputation of Interest. When the arrangement does not meet the definition of a financial asset but provides for fixed or determinable consideration, interest income is recognized on an accrual basis in accordance with the contractual terms and the economic substance of the lending arrangement. Interest income represents the fiat consideration receivable under the lending contract and is recognized as it is earned.

Carried Interest

The Company is entitled to receive carried interest from one of its investments, which represents an incentive-based performance fee earned in exchange for providing investment management and related services to the investment. The carried interest is within the scope of ASC 606 and is not accounted for as an investment.

The Company identified a single performance obligation consisting of a series of distinct fund management services that are satisfied over time. The carried interest represents variable consideration that is contingent on the investment’s future investment performance and is highly susceptible to factors outside the Company’s control. Accordingly, the variable consideration is fully constrained at contract inception, and revenue is recognized only when it becomes probable that a significant reversal of cumulative revenue will not occur or the uncertainty associated with the variable consideration is subsequently resolved, which is typically the end of the measurement period. Once realized, such fees are not subject to claw back or reversal.

Leases

The Company accounts for its lease obligations in accordance with ASC 842, Leases (“ASC 842”), which requires the recognition of both (i) a lease liability equal to the present value of the remaining lease payments and (ii) an offsetting right-of-use (“ROU”) asset. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The ROU asset is initially measured at the lease liability, adjusted for prepaid lease payments, lease incentives received, and initial direct costs. The lease terms may include options to extend or terminate the lease. These options to extend or terminate are assessed on a lease-by-lease basis, and the ROU assets and lease liabilities are adjusted when it is reasonably certain that an option will be exercised. Lease terms and associated lease payments are reassessed only upon the occurrence of a qualifying change in facts and circumstances that affect the certainty of exercising renewal or termination options. If a lease arrangement’s implicit rate is not readily determinable, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized as a single lease cost for interest and amortization on a straight-line basis over the lease term. The Company has made the policy election to account for short-term leases by recognizing the lease payments in the consolidated statements of operations and comprehensive income on a straight-line basis over the lease term and not recognizing these leases in the consolidated balance sheets. Lease expense associated with leases that have a term of 12 months or less as of the commencement date are recognized as a component of other general and administrative expenses on a straight-line basis over the lease term.

All right-of-use assets for the periods reported relate to property rights obtained as part of lease arrangements. The right-of-use asset is adjusted for any re-measurement of the lease’s liability and lease modifications. The right-of-use assets are subject to impairment testing and are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.

Share-based payments

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). Equity classified awards are measured at fair value at the date of the grant. The fair value determined at grant date is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in earnings such that the cumulative expense reflects the revised estimate. The estimated fair value of performance-based awards that require specified milestones or recipient performance are charged to expense when such milestones or performance criteria are probable to be met.

The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of certain share-based awards under ASC 718. The assumptions used in calculating the fair value of share-based awards represent management’s reasonable estimates and involve inherent uncertainties and the application of management’s judgment.

Liability classified awards are measured initially and subsequently at the fair value of the liability recognized for the awards, with the expense recognized over the vesting period in line with the services received. The liability is remeasured at each reporting date and settlement, with all changes in fair value recognized in earnings. Fair value incorporates all relevant vesting conditions and expected settlement outcomes, and the liability is presented within trade and other payables and other non-current liabilities on the consolidated balance sheets until the awards are ultimately settled.

Refer to Note 21 for more information on the classification of the awards.

Where a share-based payment arrangement is modified, the Company recognizes, at a minimum, the grant-date fair value of the original award. If the modification increases the fair value of the equity instruments granted (measured immediately before and after the modification), the incremental fair value is recognized over the remaining vesting period from the date of modification. If the modification reduces the fair value of the award, or is otherwise not beneficial to the employee, no adjustment is made to the cumulative charge, and the original grant-date fair value continues to be recognized.

Where an award is cancelled or settled during the vesting period, the arrangement is accounted for as an acceleration of vesting and the unrecognized portion of the grant-date fair value is recognized immediately in earnings. Any payment made on settlement in excess of the fair value of the equity instruments measured at the settlement date is recognized as an additional expense.

Equity

Ordinary shares

The Company’s ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds.

Additional paid-in capital

During the year, the Company undertook a purchase of its own shares already in issue. The consideration paid, including any directly attributable incremental costs, is deducted from equity attributable to the owners as treasury shares until the shares are cancelled or reissued.

The nature and purpose of each reserve in additional paid in capital is described as follows:

Share premium

The share premium account represents the premium paid on the issue of ordinary shares in excess of their nominal value.

Foreign exchange translation reserve

Foreign exchange gains and losses on translation of the results and net assets of the Group’s foreign operations accumulate in the foreign exchange translation reserve. On disposal of foreign operations, the cumulative translation gains and losses in respect of those operations are recycled through profit or loss.

Share option reserve

The share option reserve represents the cost of the Group’s cumulative unexercised share options. Once options are exercised, the cumulative expense in relation to those options is transferred to retained earnings.

Treasury share reserve

The Company accounts for treasury shares using the cost method in accordance with U.S. GAAP. When the Company repurchases its own ordinary shares, the purchase price, including any directly attributable transaction costs, is recorded as a reduction of additional paid in capital. Treasury shares are not considered outstanding and therefore are excluded from the calculation of earnings per share and dividends.

When treasury shares are reissued, the Company uses the average cost of the shares held in treasury to determine the cost basis. Any excess of the reissuance price over the cost of the shares is recorded as an increase to additional paid-in capital. If the reissuance price is below cost, the difference is first charged to additional paid-in capital to the extent of previous net gains from treasury share transaction; any remaining shortfall is recorded as a reduction to retained earnings.

The Company does not recognize gains or losses in the consolidated statement of operations and comprehensive income from the purchase, reissuance or retirement of treasury shares. If treasury shares are formally retired, the Company reduces ordinary shares and additional paid-in capital based on the original issuance amounts, with any difference between the carrying amount of the treasury shares and the amounts removed from equity recorded in retained earnings.

Accumulated other comprehensive income

Accumulated other comprehensive income is comprised of foreign currency translation gains and losses that are excluded from net income. Foreign exchange gains and losses on translation of the results and net assets of the Group’s foreign operations accumulate in the accumulated other comprehensive income reserve. On disposal of foreign operations, the cumulative translation gains and losses in respect of those operations are recycled through profit or loss.

Retained earnings

Retained earnings reserve contains the Group’s cumulative profit or loss, net of distributions to owners.

Dividends

The Company’s dividend policy is to distribute between 20% and 40% of the prior year’s total comprehensive income, adjusted to exclude exchange differences arising on the translation of foreign operations, in order to reflect underlying distributable performance. Dividends are ordinarily paid in four tranches over the financial year, with the amount and timing of each tranche determined and approved by the Board of Directors. All dividend payments are subject to a solvency statement made by the directors in accordance with the requirements of Jersey company law, and no dividend will be declared or paid unless the directors are satisfied that the Group will remain able to meet its liabilities as they fall due following the distribution. Under Jersey company law, the existence of an accumulated deficit does not, in itself, restrict the declaration or payment of dividends. Distributions may be made from any source, including share premium or other reserves, provided the directors are able to make the required solvency statement confirming that the Company will remain able to discharge its liabilities as they fall due following the distribution.

Taxation

The Company is subject to income taxes in Jersey, the Channel Islands and various other jurisdictions. Significant judgment is required in determining our provision for income taxes and income tax assets and liabilities, including evaluating uncertainties in the application of accounting principles and complex tax laws. The Company’s actual and forecasted income (loss) before provision is subject to change due to economic, political and other conditions and significant judgment is required in determining the Company’s ability to recognize our net deferred tax assets.

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply in the period in which the deferred tax asset or liability is expected to be realized. The effect of changes in net deferred tax assets and liabilities is recognized on the Company’s consolidated balance sheets and consolidated statements of operations and comprehensive income in the period in which the change is recognized. Valuation allowances are provided to the extent that it is more likely than not that some portion, or all, of deferred tax assets will not be realized. In determining whether a tax asset is realizable, we consider, among other things, estimates of future earnings based on information currently available, current and anticipated customers, contracts and new product introductions, as well as recent operating results and certain tax planning strategies. If we fail to achieve the future results anticipated in the calculation and valuation of net deferred tax assets, we may be required to increase the valuation allowance related to our deferred tax assets in the future.

The Company recognizes a position in its financial statements when that tax position, based solely on its technical merit, is more likely than not to be sustained upon examination by the relevant taxing authority. Those tax positions failing to qualify for initial recognition are recognized in the first interim period in which they meet the more likely than not standard or are resolved through negotiation or litigation with the taxing authority, or upon expiration of the statutes of limitations. Derecognition of a tax position that was previously recognized occurs when an entity subsequently determines that a tax position no longer meets the more likely than not threshold of being sustained.

The Company has applied the mandatory exception to the recognition and disclosure of information about deferred tax assets and liabilities related to Pillar Two income taxes (i.e. income taxes arising from the jurisdictional implementation of OECD’s Pillar Two Model Rules).

Deferred transaction costs

The Company capitalizes deferred transaction costs, which primarily consist of direct and incremental legal, professional and other third-party fees relating to the Business Combination, which were capitalized as deferred transaction costs within prepaid and other current assets on the consolidated balance sheets as of December 31, 2025, as these amounts will be assumed as part of the reverse recapitalization with CoinShares PLC. The Company has recognized a receivable of $3.8 million in deferred transaction costs at December 31, 2025.

Commitments and Contingencies

The Company is subject to loss contingencies that arise out of operations in the normal course of business. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, such amount is recognized in other liabilities on the consolidated balance sheets.

Contingent liabilities are measured at the Company’s best estimate of the expenditure required to settle the obligation as of the end of the reporting period. If there is no best estimate, an amount is recorded for the lowest amount of the range of potential outcomes. Refer to Note 19, Commitments and Contingencies, for more information.

Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to income tax disclosures, which enhances the disclosure requirements for the income tax rate reconciliation, domestic and foreign income taxes paid, requiring disclosure of disaggregated income taxes paid by jurisdiction, unrecognized tax benefits, and modifies other income tax-related disclosures. As an EGC, the Company has elected to adopt the standard based on the effective date applicable to non-public business entities. Accordingly, the standard is effective for the Company for the annual period beginning after December 15, 2025, and may be applied on a prospective or retrospective basis. The Company is currently evaluating the impact of this update within the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which as amended by subsequent ASUs on the topic requires public business entities to disclose, for interim and annual reporting periods, additional information about certain income statement expense categories. The standard is effective for the Company for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted, and the standard is to be applied either prospectively or by a retrospective transition approach. The Company is currently evaluating the impact that the updated standard will have on the Company’s disclosures within the consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE). This standard clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for the Company for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted, and the standard is to be applied prospectively to acquisitions after the adoption date. The Company is currently evaluating the impact of this update and does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard allows entities to apply a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers. The standard is effective for the Company for fiscal year beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted, and the standard is to be applied prospectively. The Company is currently evaluating the impact of this update and does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270)—Narrow-Scope Improvements. The ASU clarifies the scope of interim reporting guidance, reorganizes disclosure requirements for ease of navigation, and introduces a principle requiring disclosure of material events occurring after the last annual reporting period but before interim financial statements are issued. The ASU does not create new disclosure requirements but improves clarity and consistency in presentation. As an EGC, the Company has elected to adopt the standard based on the effective date applicable to non-public business entities. Accordingly, the standard is effective for interim periods within fiscal years beginning after December 15, 2028. Early adoption is permitted. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.